Share Capital (Details)					3 Months Ended
	Dec. 27, 2024 USD ($)	Jan. 16, 2024 USD ($) $ / shares	Dec. 05, 2023 USD ($)	Nov. 06, 2023 USD ($) shares	Jan. 31, 2025 USD ($) shares		Jan. 31, 2024 USD ($)	Nov. 11, 2024 USD ($) shares	Oct. 31, 2024 shares	Oct. 31, 2023 shares
Share Capital [Line Items]
Restricted stock fair value at issuance								$ 153,638
Gross proceeds from warrants exercised					$ 415,086		$ 3,498,032
Concurrent private placement description		the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares and (iii) 1,500,000 unregistered common warrants to purchase 1,500,000 Common Shares.
Expire term		5 years
Gross proceeds from offering		$ 2,400,000
Net proceeds from offering		$ 1,824,773
RSU’s [Member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares					442,411	[1]			264,338	2,216
April 2023 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388		1,062,188
Gross proceeds from warrants exercised	$ 441,577		$ 3,498,032
September 2023 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388		1,062,188
Gross proceeds from warrants exercised	$ 441,577		$ 3,498,032
January 2024 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388
Gross proceeds from warrants exercised	$ 441,577
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 0.0001
Unregistered Common Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.6
Common Shares [Member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares				45	4,693,623				4,265,186
Number of shares outstanding (in Shares) | shares					4,693,623				4,265,186
Common shares fair value				$ 117
Common Shares [Member] | RSU’s [Member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares								118,049

[1]	See note 14 regarding the exercise of RSUs.